Janus Henderson Overseas Fund

Schedule of Investments (unaudited)

June 30, 2021

Shares		Value
Common Stocks– 96.9%
Aerospace & Defense – 2.9%
Airbus SE*	361,302	$46,451,584
Banks – 9.0%
BNP Paribas SA	904,000	56,665,457
China Construction Bank Corp	54,083,000	42,560,906
Erste Group Bank AG	927,116	34,009,092
Permanent TSB Group Holdings PLC*	7,893,218	11,978,563
		145,214,018
Beverages – 7.0%
Diageo PLC	1,011,231	48,406,944
Heineken NV	535,870	64,930,836
		113,337,780
Biotechnology – 0.7%
Ascendis Pharma A/S (ADR)*	82,471	10,849,060
Building Products – 0.7%
Assa Abloy AB	364,452	10,981,781
Capital Markets – 0.4%
Patria Investments Ltd - Class A	365,978	6,448,532
Diversified Financial Services – 0.1%
Linklogis Inc - Class B*,§	534,993	1,201,720
Electronic Equipment, Instruments & Components – 2.4%
Hexagon AB - Class B	2,640,141	39,128,744
Entertainment – 4.6%
Liberty Media Corp-Liberty Formula One*	516,529	24,901,863
Nintendo Co Ltd	55,000	31,995,859
Sea Ltd (ADR)*	62,581	17,184,743
		74,082,465
Hotels, Restaurants & Leisure – 5.2%
GVC Holdings PLC*	1,907,497	46,051,037
Yum China Holdings Inc	579,450	37,801,088
		83,852,125
Household Durables – 1.2%
Sony Corp	201,300	19,599,023
Insurance – 10.5%
AIA Group Ltd	3,970,400	49,348,102
Beazley PLC*	4,511,024	20,739,193
Intact Financial Corp	144,724	19,665,135
NN Group NV	1,039,471	49,025,024
Prudential PLC	1,615,379	30,687,308
		169,464,762
Interactive Media & Services – 5.2%
NAVER Corp	55,290	20,500,511
Tencent Holdings Ltd	855,500	64,348,991
		84,849,502
Internet & Direct Marketing Retail – 2.3%
Alibaba Group Holding Ltd*	1,321,892	37,456,529
Metals & Mining – 9.0%
Freeport-McMoRan Inc	714,502	26,515,169
Hindustan Zinc Ltd	8,149,485	37,203,098
Rio Tinto Ltd	303,896	28,856,323
Teck Resources Ltd	2,292,522	52,809,023
		145,383,613
Oil, Gas & Consumable Fuels – 5.2%
Canadian Natural Resources Ltd	1,504,081	54,568,059
Total SE	656,159	29,682,550
		84,250,609
Pharmaceuticals – 9.2%
AstraZeneca PLC	539,723	64,818,119
Novartis AG	287,107	26,171,743
Sanofi	186,793	19,568,474
Takeda Pharmaceutical Co Ltd	1,122,076	37,567,525
		148,125,861
Road & Rail – 2.0%
Central Japan Railway Co	210,500	31,931,266
Semiconductor & Semiconductor Equipment – 8.4%
ASML Holding NV	99,750	68,522,319
Taiwan Semiconductor Manufacturing Co Ltd	3,173,000	67,765,075
		136,287,394

Shares		Value
Common Stocks– (continued)
Specialty Retail – 1.2%
Industria de Diseno Textil SA	574,865	$20,249,261
Technology Hardware, Storage & Peripherals – 2.6%
Samsung Electronics Co Ltd	587,931	42,136,796
Textiles, Apparel & Luxury Goods – 2.3%
Samsonite International SA (144A)*	17,934,600	36,681,837
Trading Companies & Distributors – 4.8%
Ferguson PLC	554,863	77,127,193
Total Common Stocks (cost $1,107,940,820)		1,565,091,455
Investment Companies– 3.0%
Money Markets – 3.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº,£((cost $48,934,532)	48,929,908	48,934,801
Total Investments (total cost $1,156,875,352) – 99.9%		1,614,026,256
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		1,018,838
Net Assets – 100%		$1,615,045,094

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$210,702,601	13.0%
China	183,369,234	11.4
Netherlands	182,478,179	11.3
United States	177,479,026	11.0
France	152,368,065	9.4
Canada	127,042,217	7.9
Japan	121,093,673	7.5
Hong Kong	86,029,939	5.3
Taiwan	84,949,818	5.3
South Korea	62,637,307	3.9
Sweden	50,110,525	3.1
India	37,203,098	2.3
Austria	34,009,092	2.1
Australia	28,856,323	1.8
Switzerland	26,171,743	1.6
Spain	20,249,261	1.3
Ireland	11,978,563	0.7
Denmark	10,849,060	0.7
Cayman Islands	6,448,532	0.4

Total	$1,614,026,256	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/21
Investment Companies - 3.0%
Money Markets - 3.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	$19,940	$(250)	$(12)	$48,934,801
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	25,809∆	-	-	-
Total Affiliated Investments - 3.0%	$45,749	$(250)	$(12)	$48,934,801

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 6/30/21
Investment Companies - 3.0%
Money Markets - 3.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	19,042,833	170,979,994	(141,087,764)	48,934,801
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	234,221	178,298,101	(178,532,322)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2021 is $36,681,837, which represents 2.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2021)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Linklogis Inc - Class B	3/31/21	$1,222,048	$1,201,720	0.1%

The Fund has registration rights for certain restricted securities held as of June 30, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$1,565,091,455	$-	$-
Investment Companies	-	48,934,801	-
Total Assets	$1,565,091,455	$48,934,801	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70247 08-21